Schedule of Investments (unaudited)	iShares® U.S. Basic Materials ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Chemicals — 78.1%
Air Products & Chemicals Inc.	312,758	$91,021,961
Albemarle Corp.	165,738	34,148,658
Ashland Global Holdings Inc.	79,960	6,802,197
Axalta Coating Systems Ltd.(a)	300,602	9,048,120
Celanese Corp., Class A	160,350	24,977,719
CF Industries Holdings Inc.	307,582	14,533,250
Chemours Co. (The)	240,984	8,012,718
Corteva Inc.	1,044,614	44,688,587
Dow Inc.	915,160	56,886,346
DuPont de Nemours Inc.	753,280	56,533,664
Eastman Chemical Co.	194,625	21,938,130
Ecolab Inc.	351,725	77,671,432
Element Solutions Inc.	317,704	7,431,097
FMC Corp.	184,003	19,679,121
Huntsman Corp.	290,766	7,679,130
Ingevity Corp.(a)	59,304	5,037,282
International Flavors & Fragrances Inc.	352,498	53,100,299
Linde PLC	733,950	225,608,890
LyondellBasell Industries NV, Class A	365,331	36,288,328
Mosaic Co. (The).	495,214	15,465,533
NewMarket Corp.	11,119	3,512,603
PPG Industries Inc.	335,674	54,889,412
RPM International Inc.	185,455	16,058,548
Scotts Miracle-Gro Co. (The)	58,723	10,391,622
Valvoline Inc.	263,358	8,079,823
Westlake Chemical Corp.	51,778	4,293,432
WR Grace & Co.	91,388	6,360,605
		920,138,507
Security	Shares	Value

Metals & Mining — 21.7%
Alcoa Corp.(a)	269,578	$10,823,557
Commercial Metals Co.	177,527	5,822,886
Freeport-McMoRan Inc.	2,071,863	78,937,980
Newmont Corp.	1,133,070	71,179,457
Nucor Corp.	424,145	44,119,563
Reliance Steel & Aluminum Co.	91,365	14,358,010
Royal Gold Inc.	94,541	11,488,622
Steel Dynamics Inc.	286,758	18,481,553
		255,211,628
Total Common Stocks — 99.8%
(Cost: $1,106,582,722)		1,175,350,135

Short-Term Investments

Money Market Funds — 0.2%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(b)(c)	1,547,000	1,547,000

Total Short-Term Investments — 0.2%
(Cost: $1,547,000)		1,547,000

Total Investments in Securities — 100.0%
(Cost: $1,108,129,722)		1,176,897,135

Other Assets, Less Liabilities — 0.0%		451,749

Net Assets — 100.0%		$1,177,348,884

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/21	Shares Held at 07/31/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$—	$0	(b)	$—	$—	$—	$—	—	$21	(c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,347,000	200,000	(b)	—	—	—	1,547,000	1,547,000	24		—
					$—	$—	$1,547,000		$45		$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued)	iShares® U.S. Basic Materials ETF
July 31, 2021

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P MidCap 400 E-Mini Index	2	09/17/21	$540	$(1,474)
S&P Select Sector Industrial E-Mini Index	14	09/17/21	1,454	10,839
				$9,365

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$1,175,350,135	$—	$—	$1,175,350,135
Money Market Funds	1,547,000	—	—	1,547,000

	$1,176,897,135	$—	$—	$1,176,897,135
Derivative financial instruments(a)
Assets
Futures Contracts	$10,839	$—	$—	$10,839
Liabilities
Futures Contracts	(1,474)	—	—	(1,474)

	$9,365	$—	$—	$9,365

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

2